Summary of Significant Accounting Policies - Concentration of Credit Risk (Detail) - Cara Therapeutics, Inc. - Institution	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Affiliated Entity [Member] | CSL Vifor
Concentration Risk [Line Items]
Concentration of revenue percentage	59.00%	92.00%	100.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Affiliated Entity [Member] | Maruishi
Concentration Risk [Line Items]
Concentration of revenue percentage	41.00%	8.00%
Cash And Cash Equivalents And Marketable Securities [Member]
Concentration Risk [Line Items]
Number of financial institutions	3	3